Derivative Financial Instruments and Debt Excluding Finance Lease Liabilities - Comparison of the Fair Value with the Carrying Amount of Debt Excluding Finance Lease Liabilities (Detail) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Disclosure Of Derivative Financial Instruments [Abstract]
Carrying value of debt excluding finance lease liabilities	$ 64,101	$ 70,140
Fair value of debt excluding finance lease liabilities	$ 66,643	$ 74,650